Schedule of Financial Derivative Instrument Location (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Risk Management And Fair Value Measurements
Financial derivative instrument – Other non-current assets	$ 619	$ 74